Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Fixed and Right-of-Use Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets,Net amount	R$ 5,425	R$ 4,373	R$ 4,855
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets,Net amount	R$ 89	100	50
Property, plant and equipment including right-of-use assets, Depreciation period (in years)	3 years
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets,Net amount	R$ 568	405	490
Property, plant and equipment including right-of-use assets, Depreciation period (in years)	10 years
Computers and Peripherals [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets,Net amount	R$ 2,931	2,068	1,507
Property, plant and equipment including right-of-use assets, Depreciation period (in years)	5 years
Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets,Net amount	R$ 172	218	241
Property, plant and equipment including right-of-use assets, Depreciation period (in years)	10 years
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets,Net amount			(6)
Property, plant and equipment including right-of-use assets, Depreciation period (in years)	10 years
Work in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets,Net amount	R$ 47	47	62
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets,Net amount	183	94	54
Right-of-Use Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets,Net amount	1,435	1,441	2,457
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	7,151	5,888	280
Property, plant and equipment including right-of-use assets, Additions	4,273	1,443	3,058
Property, plant and equipment including right-of-use assets, Acquisitions	345		2,793
Property, plant and equipment including right-of-use assets, Disposals	(3,240)	(180)	(243)
Property, plant and equipment including right-of-use assets, Ending balance	8,529	7,151	5,888
Gross carrying amount [member] | Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	108	50
Property, plant and equipment including right-of-use assets, Additions		58	50
Property, plant and equipment including right-of-use assets, Acquisitions
Property, plant and equipment including right-of-use assets, Disposals
Property, plant and equipment including right-of-use assets, Ending balance	108	108	50
Gross carrying amount [member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	556	548	71
Property, plant and equipment including right-of-use assets, Additions	384	12	149
Property, plant and equipment including right-of-use assets, Acquisitions	12		450
Property, plant and equipment including right-of-use assets, Disposals	(143)	(4)	(122)
Property, plant and equipment including right-of-use assets, Ending balance	809	556	548
Gross carrying amount [member] | Computers and Peripherals [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	2,871	1,849	186
Property, plant and equipment including right-of-use assets, Additions	2,918	1,131	731
Property, plant and equipment including right-of-use assets, Acquisitions	225		959
Property, plant and equipment including right-of-use assets, Disposals	(2,188)	(109)	(27)
Property, plant and equipment including right-of-use assets, Ending balance	3,826	2,871	1,849
Gross carrying amount [member] | Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	272	272	23
Property, plant and equipment including right-of-use assets, Additions	24		25
Property, plant and equipment including right-of-use assets, Acquisitions			224
Property, plant and equipment including right-of-use assets, Disposals	(67)
Property, plant and equipment including right-of-use assets, Ending balance	229	272	272
Gross carrying amount [member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	(50)	(50)
Property, plant and equipment including right-of-use assets, Additions
Property, plant and equipment including right-of-use assets, Acquisitions			39
Property, plant and equipment including right-of-use assets, Disposals	50		(89)
Property, plant and equipment including right-of-use assets, Ending balance		(50)	(50)
Gross carrying amount [member] | Work in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	47	62
Property, plant and equipment including right-of-use assets, Additions		52	67
Property, plant and equipment including right-of-use assets, Acquisitions
Property, plant and equipment including right-of-use assets, Disposals		(67)	(5)
Property, plant and equipment including right-of-use assets, Ending balance	47	47	62
Gross carrying amount [member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	204	127
Property, plant and equipment including right-of-use assets, Additions	179	77	64
Property, plant and equipment including right-of-use assets, Acquisitions			63
Property, plant and equipment including right-of-use assets, Disposals	(63)
Property, plant and equipment including right-of-use assets, Ending balance	320	204	127
Gross carrying amount [member] | Right-of-Use Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	3,143	3,030
Property, plant and equipment including right-of-use assets, Additions	768	113	1,972
Property, plant and equipment including right-of-use assets, Acquisitions	108		1,058
Property, plant and equipment including right-of-use assets, Disposals	(829)
Property, plant and equipment including right-of-use assets, Ending balance	3,190	3,143	3,030
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	(2,778)	(1,033)	(70)
Property, plant and equipment including right-of-use assets, Depreciation expense	(1,912)	(1,810)	(1,071)
Property, plant and equipment including right-of-use assets, Acquisitions	(65)
Property, plant and equipment including right-of-use assets, Disposals	1,651	65	108
Property, plant and equipment including right-of-use assets, Ending balance	(3,104)	(2,778)	(1,033)
Accumulated depreciation and amortisation [member] | Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	(8)
Property, plant and equipment including right-of-use assets, Depreciation expense	(11)	(8)
Property, plant and equipment including right-of-use assets, Acquisitions
Property, plant and equipment including right-of-use assets, Disposals
Property, plant and equipment including right-of-use assets, Ending balance	(19)	(8)
Accumulated depreciation and amortisation [member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	(151)	(58)	(12)
Property, plant and equipment including right-of-use assets, Depreciation expense	(88)	(94)	(93)
Property, plant and equipment including right-of-use assets, Acquisitions	(2)
Property, plant and equipment including right-of-use assets, Disposals		1	47
Property, plant and equipment including right-of-use assets, Ending balance	(241)	(151)	(58)
Accumulated depreciation and amortisation [member] | Computers and Peripherals [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	(803)	(342)	(53)
Property, plant and equipment including right-of-use assets, Depreciation expense	(832)	(519)	(290)
Property, plant and equipment including right-of-use assets, Acquisitions	(63)
Property, plant and equipment including right-of-use assets, Disposals	803	58	1
Property, plant and equipment including right-of-use assets, Ending balance	(895)	(803)	(342)
Accumulated depreciation and amortisation [member] | Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	(54)	(31)	(5)
Property, plant and equipment including right-of-use assets, Depreciation expense	(21)	(23)	(26)
Property, plant and equipment including right-of-use assets, Acquisitions
Property, plant and equipment including right-of-use assets, Disposals	18
Property, plant and equipment including right-of-use assets, Ending balance	(57)	(54)	(31)
Accumulated depreciation and amortisation [member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	50	44
Property, plant and equipment including right-of-use assets, Depreciation expense			(16)
Property, plant and equipment including right-of-use assets, Acquisitions
Property, plant and equipment including right-of-use assets, Disposals	(50)	6	60
Property, plant and equipment including right-of-use assets, Ending balance		50	44
Accumulated depreciation and amortisation [member] | Work in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance
Property, plant and equipment including right-of-use assets, Depreciation expense
Property, plant and equipment including right-of-use assets, Acquisitions
Property, plant and equipment including right-of-use assets, Disposals
Property, plant and equipment including right-of-use assets, Ending balance
Accumulated depreciation and amortisation [member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	(110)	(73)
Property, plant and equipment including right-of-use assets, Depreciation expense	(98)	(37)	(73)
Property, plant and equipment including right-of-use assets, Acquisitions
Property, plant and equipment including right-of-use assets, Disposals	71
Property, plant and equipment including right-of-use assets, Ending balance	(137)	(110)	(73)
Accumulated depreciation and amortisation [member] | Right-of-Use Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets Beginning balance	(1,702)	(573)
Property, plant and equipment including right-of-use assets, Depreciation expense	(862)	(1,129)	(573)
Property, plant and equipment including right-of-use assets, Disposals	809
Property, plant and equipment including right-of-use assets, Ending balance	R$ (1,755)	R$ (1,702)	R$ (573)